Stock-Based Compensation Plans (Tables)	12 Months Ended
Dec. 31, 2014
Stock-Based Compensation Plans [Abstract]
Schedule Of Total Stock Option And Award Activity

	Stock Options				Stock Awards and PSUs
		Weighted Average		Aggregate			Weighted
			Remaining	Intrinsic			Average
	Number of	Exercise	Contractual	Value	Number of		Grant-Date
	Options	Price	Life (Years)	(thousands)	Awards		Price
Outstanding at January 1, 2014	2,167,412	$61.63			281,558		$56.93
Granted	410,800	106.59			29,833	*	94.16
Exercised/Vested	(803,170)	59.26			(54,905)		56.64
Canceled/ Forfeited	(6,868)	65.89			(59,277)		26.49
Outstanding at December 31, 2014	1,768,174	73.14	7.0	$59,065	197,209		71.79

Vested and expected to vest at December 31, 2014	1,768,174	73.14	7.0	59,065	197,209		71.79
Exercisable at December 31, 2014	997,632	61.38	5.3	45,048	n.a.		n.a.

Schedule of Share Based Compensation Arrangements by Share Based Payments Awards, Awards Granted

* Stock Awards and PSUs granted comprise (in shares):	Years Ended December 31,
	2014	2013	2012

Immediate vesting and time-based vesting stock awards	5,432	37,024	44,657
Performance awards vesting upon attainment of earnings targets (not yet earned)	14,061	16,149	-
Market awards vesting upon attainment of TSR or market price targets (not yet earned)	10,340	16,149	58,515
Total stock awards and PSUs granted	29,833	69,322	103,172

Schedule Of Comparative Date For Performance Stock Units

	2014 Awards	2013 Awards
TSR Awards
Shares granted	10,340	16,149
Per-share fair value	$ 112.60	$ 123.81
Volatility	30.8%	21.2%
Risk-free interest rate	0.33%	0.25%

EPS Awards
Shares granted and expected to vest	14,061	16,149
Per-share fair value	$ 82.80	$ 106.53

Common Assumptions
Service period (years)	2.9	2.2
Three-year measurement period ends December 31,	2016	2015

Schedule Of Other Data For Stock Option And Stock Award Activity

	Years Ended December 31,
	2014	2013	2012
Total compensation cost of stock-based compensation
plans charged against income	$10,323	$10,868	$11,974
Total income tax benefit recognized in income for stock
based compensation plans	3,794	3,994	4,401
Total intrinsic value of stock options exercised	26,344	16,922	15,671
Total intrinsic value of stock awards vested during the period	4,564	4,298	2,786
Per-share weighted averaged grant-date fair value of stock awards
and PSUs granted	94.16	74.60	41.49

Schedule Of Valuation Assumptions

	2014	2013	2012

Stock price on date of issuance	$ 106.59	$ 70.30	$ 63.36
Grant date fair value per share	$ 21.58	$ 14.79	$ 15.98
Number of options granted	410,800	329,274	442,350
Expected term (years)	4.8	4.9	4.9
Risk free rate of return	1.59%	1.39%	0.89%
Volatility	22.60%	24.90%	30.80%
Dividend yield	0.8%	1.1%	1.0%
Forfeiture rate	-	-	-

Schedule Of Other Data For Stock Options, Stock Awards And PSUs

	Stock	Stock Awards
	Options	and PSUs
Total unrecognized compensation related to nonvested options and awards at end of year	$11,743	$5,259
Weighted average period over which unrecognized compensation cost of nonvested options
and awards to be recognized (years)	2.5	1.2
Actual income tax benefit realized from options exercised or stock awards vested	$9,724	1,682
Aggregate intrinsic value of stock options, stock awards and PSUs vested and expected to vest	$59,065	$21,009